Pioneer Global Sustainable Value Fund
Schedule of Investments  |  June 30, 2024

A: PGSVX	C: GBVCX	Y: PSUYX

Schedule of Investments  |  6/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.4%
	Common Stocks — 96.7% of Net Assets
	Aerospace & Defense — 2.0%
1,482	Hensoldt AG	$ 54,484
	Total Aerospace & Defense	$54,484

	Air Freight & Logistics — 1.0%
189	United Parcel Service, Inc., Class B	$ 25,865
	Total Air Freight & Logistics	$25,865

	Automobile Components — 0.9%
600	Bridgestone Corp.	$ 23,648
	Total Automobile Components	$23,648

	Automobiles — 1.0%
1,300	Subaru Corp.	$ 27,690
	Total Automobiles	$27,690

	Banks — 15.7%
4,195	ABN AMRO Bank NV (C.V.A.) (144A)	$ 68,755
1,419	Bank of America Corp.	56,434
855	Citizens Financial Group, Inc.	30,806
1,255	Hana Financial Group, Inc.	55,018
1,299	KB Financial Group, Inc. (A.D.R.)	73,536
700	Sumitomo Mitsui Financial Group, Inc.	46,822
1,078	UniCredit S.p.A.	40,167
923	Wells Fargo & Co.	54,817
	Total Banks	$426,355

	Biotechnology — 2.4%
378	AbbVie, Inc.	$ 64,835
	Total Biotechnology	$64,835

	Broadline Retail — 3.7%
7,100	Alibaba Group Holding, Ltd.	$ 63,829
701	eBay, Inc.	37,658
	Total Broadline Retail	$101,487

	Capital Markets — 4.1%
521	Bank of New York Mellon Corp.	$ 31,203
560	State Street Corp.	41,440
1,290	UBS Group AG	37,760
	Total Capital Markets	$110,403

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Shares		Value
	Chemicals — 1.3%
368	LyondellBasell Industries NV, Class A	$ 35,203
	Total Chemicals	$35,203

	Communications Equipment — 1.1%
628	Cisco Systems, Inc.	$ 29,836
	Total Communications Equipment	$29,836

	Construction Materials — 2.7%
992	CRH Plc	$ 73,548
	Total Construction Materials	$73,548

	Consumer Staples Distribution & Retail — 0.0%†
268+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Diversified Telecommunication Services — 1.8%
1,964	Deutsche Telekom AG	$ 49,406
	Total Diversified Telecommunication Services	$49,406

	Electric Utilities — 6.1%
649	American Electric Power Co., Inc.	$ 56,943
966	Eversource Energy	54,782
1,441	FirstEnergy Corp.	55,147
	Total Electric Utilities	$166,872

	Electrical Equipment — 4.1%
700	Fuji Electric Co., Ltd.	$ 40,067
235(a)	Generac Holdings, Inc.	31,072
2,600	Mitsubishi Electric Corp.	41,563
	Total Electrical Equipment	$112,702

	Financial Services — 1.8%
822(a)	PayPal Holdings, Inc.	$ 47,701
	Total Financial Services	$47,701

	Health Care Equipment & Supplies — 2.9%
622	Medtronic Plc	$ 48,958
2,410	Smith & Nephew Plc	29,794
	Total Health Care Equipment & Supplies	$78,752

	Health Care Providers & Services — 2.9%
801	Cardinal Health, Inc.	$ 78,754
	Total Health Care Providers & Services	$78,754

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Schedule of Investments  |  6/30/24
(unaudited) (continued)
Shares		Value
	Hotels, Restaurants & Leisure — 0.5%
6,800(a)	Sands China, Ltd.	$ 14,167
	Total Hotels, Restaurants & Leisure	$14,167

	Household Durables — 2.4%
3,845	Persimmon Plc	$ 65,355
	Total Household Durables	$65,355

	Industrial Conglomerates — 1.1%
408(a)	SK Square Co., Ltd.	$ 29,475
	Total Industrial Conglomerates	$29,475

	Insurance — 4.8%
209	Chubb, Ltd.	$ 53,312
6,000	Ping An Insurance Group Co. of China, Ltd., Class H	27,283
188	Willis Towers Watson Plc	49,282
	Total Insurance	$129,877

	IT Services — 2.6%
412	International Business Machines Corp.	$ 71,255
	Total IT Services	$71,255

	Machinery — 1.1%
2,700	Mitsubishi Heavy Industries, Ltd.	$ 29,113
	Total Machinery	$29,113

	Metals & Mining — 5.9%
1,547	Barrick Gold Corp.	$ 25,804
1,237	Newmont Corp.	51,793
495	Rio Tinto Plc	32,584
1,061	Teck Resources, Ltd., Class B	50,822
	Total Metals & Mining	$161,003

	Oil, Gas & Consumable Fuels — 9.0%
374	Chesapeake Energy Corp.	$ 30,739
651	Exxon Mobil Corp.	74,943
2,901	Permian Resources Corp.	46,851
4,480+#	Rosneft Oil Co. PJSC	—
1,285	Shell Plc (A.D.R.)	92,752
	Total Oil, Gas & Consumable Fuels	$245,285

	Pharmaceuticals — 4.0%
1,314	GSK Plc	$ 25,324
1,311	Pfizer, Inc.	36,682
500	Sanofi S.A.	48,061
	Total Pharmaceuticals	$110,067

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Shares		Value
	Semiconductors & Semiconductor Equipment — 2.3%
313	QUALCOMM, Inc.	$ 62,343
	Total Semiconductors & Semiconductor Equipment	$62,343

	Technology Hardware, Storage & Peripherals — 4.2%
1,500	FUJIFILM Holdings Corp.	$ 35,265
22,000	Lenovo Group, Ltd.	31,028
808	Samsung Electronics Co., Ltd.	47,483
	Total Technology Hardware, Storage & Peripherals	$113,776

	Trading Companies & Distributors — 3.3%
618	AerCap Holdings NV	$ 57,598
1,400	Mitsui & Co., Ltd.	31,936
	Total Trading Companies & Distributors	$89,534

	Total Common Stocks (Cost $2,346,264)	$2,628,791

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 2.7% of Net Assets
75,000(b)	U.S. Treasury Bills, 7/16/24	$ 74,836
	Total U.S. Government and Agency Obligations (Cost $74,836)	$74,836

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.4% (Cost $2,421,100)	$2,703,627
	OTHER ASSETS AND LIABILITIES — 0.6%	$14,954
	net assets — 100.0%	$2,718,581

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $68,755, or 2.5% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
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Schedule of Investments  |  6/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	5/10/2021	$19,543	$—
Rosneft Oil Co. PJSC	6/23/2021	37,564	—
Total Restricted Securities			$—
% of Net assets			0.0%†
† Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
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The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$54,484	$—	$54,484
Automobile Components	—	23,648	—	23,648
Automobiles	—	27,690	—	27,690
Banks	215,593	210,762	—	426,355
Broadline Retail	37,658	63,829	—	101,487
Capital Markets	72,643	37,760	—	110,403
Construction Materials	—	73,548	—	73,548
Consumer Staples Distribution & Retail	—	—	—*	—*
Diversified Telecommunication Services	—	49,406	—	49,406
Electrical Equipment	31,072	81,630	—	112,702
Health Care Equipment & Supplies	48,958	29,794	—	78,752
Hotels, Restaurants & Leisure	—	14,167	—	14,167
Household Durables	—	65,355	—	65,355
Industrial Conglomerates	—	29,475	—	29,475
Insurance	102,594	27,283	—	129,877
Machinery	—	29,113	—	29,113
Metals & Mining	128,419	32,584	—	161,003
Oil, Gas & Consumable Fuels	245,285	—	—*	245,285
Pharmaceuticals	36,682	73,385	—	110,067
Technology Hardware, Storage & Peripherals	—	113,776	—	113,776
Trading Companies & Distributors	57,598	31,936	—	89,534
All Other Common Stocks	582,664	—	—	582,664
U.S. Government and Agency Obligations	—	74,836	—	74,836
Total Investments in Securities	$1,559,166	$1,144,461	$—*	$2,703,627
* Securities valued at $0.
During the period ended June 30, 2024, there were no transfers in or out of Level 3.
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